Document and Entity Information Document	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35780
Entity Tax Identification Number	80-0188269
Entity Address, Address Line One	2 Wells Avenue
Entity Address, City or Town	Newton,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02459
City Area Code	617
Local Phone Number	673-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	BFAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001437578
Document Information [Line Items]
Document Period End Date	Feb. 13, 2025